Share Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION
16.	SHARE BASED COMPENSATION

(a) Share-based awards under the 2007 Plan

In order to provide additional incentives to employees and to promote the success of the Group’s business, the Group adopted a share incentive plan in (the “2007 Plan”) December 2007, which was last amended in February 2011. The 2007 Plan allows the Group to grant options to employees, directors, consultants or members of the board of directors of the Group. Under the 2007 Plan, the maximum aggregate number of shares that may be issued shall not exceed 38,700,000. The terms of the options shall not exceed ten years from the date of grant. 25% of the shares subject to the options shall vest on the first anniversary of the vesting commencement date, and 1/48 of the shares subject to the options shall vest each month thereafter over the next three years, provided the optionee continues to be a service provider to the Group. Thus, there is an explicit service condition of 4 years. In addition, the options contain a performance condition whereby vesting will commence upon the earlier to occur of an initial public offering or a change in control as defined in the 2007 Plan, provided there is continued employment of the optionees on such date.

During the year ended December 31, 2016 and the period ended August 18, 2017, the Group granted 610,000 and 9,085,000 shares of options, respectively, to purchase ordinary shares to employees, officers, and directors with the exercise price of $0.56 and $0.678 ~ $0.859 per share, respectively.

The following table summarizes the Group’s option activities under the 2007 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)
Outstanding, January 1, 2016	32,037,240	0.30	4.97	308
Granted	610,000	0.56
Forfeited	(5,190,297)	0.34

Outstanding, December 31, 2016	27,456,943	0.30	5.26	308

Vested and expected to vest at December 31, 2016	27,456,943	0.30	5.26	308

Outstanding, January 1, 2017	27,456,943	0.30	5.26	308
Granted	9,085,000	0.70
Forfeited	(8,007,606)	0.04

Outstanding, August 18, 2017	28,534,337	0.48	6.99	-

Vested and expected to vest at August 18, 2017	28,534,337	0.48	6.99	-

As of August 18, 2017, no options were vested and exercisable given the performance condition in place described above. Historically, compensation cost related to performance options that only vest upon the consummation of an initial public offering or change in control event was recognized when the offering or change in control event was consummated. Accordingly, the Group did not recognize any compensation cost under the 2007 Plan.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Group’s shares.

As of December 31, 2016 and August 18, 2017, the Group had options outstanding to purchase an aggregate of 5,500,000 shares and nil with an exercise price below the fair value of the Group’s shares, resulting in an aggregate intrinsic value of $308 and nil, respectively.

(b) Consummation of reverse acquisition in 2017

Upon the consummation of the Merger, the holders of Borqs International issued and outstanding options had their options assumed by the Company and now hold options to acquire a total of 2,695,194 of the Company’s ordinary shares upon exercise of those options. In addition, the performance condition whereby vesting will commence upon the earlier to occur of an initial public offering or a change in control (collectively, “IPO condition”) as defined in the 2007 Plan was removed.

Pursuant to ASC 718, the cancellation of the terms or conditions of an equity award under original award in exchange for a new award should be treated as modification. As the IPO condition was not expected to be satisfied as of the modification date, the original grant-date fair value is no longer used to measure compensation cost for the awards. As a result, the compensation cost recognized for the replacement awards would be based on the modification date fair value of the awards. For those awards that were fully vested at the time of the modification, the Group recognized a one-time catch up of $5,658 in share-based compensation expense upon the Merger.

The Group granted 180,000 shares of options to directors to purchase ordinary shares with the exercise price of $5.30 share on August 18, 2017 and nil shares of options during the year ended December 31, 2018. The Group granted 180,000 shares of options to directors with the exercise price of $4.06 on March 4, 2019 and 100,000 options to an employee with the exercise price of $2.92 on June 17, 2019.

At the IPO of the predecessor company of Pacific Special Acquisition Corp (“PSAC”) in October 2015, an option was issued to the underwriter of the IPO, EarlyBird Capital, Inc., to purchase up to 400,000 units at $10.00 per unit (“Unit Purchase Option”), where each unit of the option consists of one ordinary share of the Company, one right (convertible into one tenth of an ordinary share) and one warrant to purchase one half of one ordinary share at $12 per whole share. The option is fully vested at the merger of PSAC with Borqs International Holding Corp, and expires five years from the IPO, which is October 2020.

(c) Options and warrants issued in 2020

The Group granted 2,250,000 shares of options to three non-employees to purchase ordinary shares with the exercise price of $1.25 per share on March 19, 2020. The expiration date of these options is March 19, 2023.

The Group granted 100,000 shares of warrants to an advisory company to purchase ordinary shares with the exercise price of $0.01 per share on May 18, 2020.   The expiration date of these warrants is May 18, 2027. The recipients received such warrants for bringing to the Company a merger possibility and have the ability to exercise the warrants into ordinary shares of the Company at the time of their own choosing by the expiration date or by the closing of a merger brought forth by them, whichever occurs earlier.

In December 2020, the Group decided to cancel all the shares of options as of December 31, 2019 and replaced with issuing ordinary shares.

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)
Converted under Assumed Options:
Outstanding, August 18, 2017	2,695,194	5.08	6.99	6,561
Granted	180,000	5.30
Forfeited	(49,804)	6.58

Outstanding, December 31, 2017	2,825,390	5.38	6.43	6,860

Outstanding, January 1, 2018	2,825,390	5.38	6.43	6,860
Granted	-	-
Forfeited	(316,585)	3.09

Outstanding, December 31, 2018	2,508,805	5.29	6.01	312

Outstanding, January 1, 2019	2,508,805	5.29	6.01	312
Granted	280,000	3.65
Forfeited	(272,580)	2.26

Outstanding, December 31, 2019	2,516,225	5.29	5.52	5,653

Outstanding, January 1, 2020	2,516,225	5.29	5.52	5,653
Granted	2,350,000	1.20
Forfeited	(2,516,225)	5.12
Outstanding, December 31, 2020	2,350,000	1.20	2.39	4,828

As of December 31, 2019 and 2020, the Group had options outstanding to purchase an aggregate of 2,516,225 and 2,350,000 shares with an exercise price below the fair value of the Group’s shares, resulting in an aggregate intrinsic value of $5,653 and $4,828, respectively.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial-lattice option valuation model with the following assumptions for each applicable period which takes into account variables such as volatility, dividend yield, and risk-free interest rate, contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option:

	Year 2018	Year 2019	Year 2020
Risk-free interest rates	*	1.64%-2.72%	0.56%-0.57%
Expected life (years)	*	10 years	3-7 years
Expected volatility	*	44.1%-45.0%	70.6-72.2%
Expected dividend yield	*	0%	0%
Exercise multiple	*	2.2	2.2
Post-vesting forfeit rate	*	12%	0%
Fair value of underlying ordinary shares	*	$1.80	$1.02-$1.25
Fair value of share option	*	$1.8-$4.19	$0.55-$1.24

Total compensation expenses relating to share options granted to employees recognized for the years ended December 31, 2019 and 2020 were as follows:

	For the years ended December 31,
	2019	2020
Sales and marketing expenses	103	79
General and administrative expenses	232	102
Research and development expenses	159	70

	494	251

(d) Ordinary shares issued in 2020

In December 2020, the Group issued 3,813,765 ordinary shares to certain employees and four non-employees. $2,231 recorded as general and administrative expenses, $87 recorded as selling and marketing expenses and $1,687 recorded as research and development expenses. The ordinary shares were fully vested as of December 31, 2020.